PENSION PLANS - Change in Benefit Obligation, Change in Plan Assets, Funded Status (Details) (Pension plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Pension plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$ 494,943	$ 452,205
Interest cost	20,127	21,829	24,398
Settlements	(2,126)	(967)
Actuarial losses	43,155	52,891
Net benefits paid	(39,565)	(31,015)
Benefit obligation at end of year	516,534	494,943	452,205
Change in Plan Assets
Fair value of plan assets at beginning of year	256,589	264,887
Actual return on plan assets	20,146	(4,178)
Employer contributions	27,280	28,152
Settlements	(2,639)	(1,257)
Benefits paid	(39,565)	(31,015)
Fair value of plan assets at end of year	261,811	256,589	264,887
Funded status at end of year	$ (254,723)	$ (238,354)